Events after the reporting period	12 Months Ended
Dec. 31, 2019
Events after the reporting period
EVENTS AFTER REPORTING DATE

38.    Events after reporting date

There were no events that could have a material impact on the financial results of the Group after 31 December 2019, other than those disclosed below.

38.1   Sibanye Gold Limited scheme of arrangement

On 4 October 2019 Sibanye Gold Limited (trading as Sibanye-Stillwater) and Sibanye Stillwater Limited announced the intention to implement a scheme of arrangement to reorganise Sibanye Gold Limited’s operations under a new parent company, Sibanye Stillwater Limited (the “Scheme”). Under the Scheme, Sibanye Stillwater Limited acquired Sibanye Gold Limited and its controlled entities.

On 23 January 2020 Sibanye Gold Limited and Sibanye Stillwater Limited announced that all resolutions for the approval of the Scheme, were passed by the requisite majority voters at the Scheme meeting held at the Sibanye Gold Limited Academy.

Sibanye Stillwater Limited determined that the acquisition of Sibanye Gold Limited did not represent a business combination as defined by IFRS 3 Business Combinations. This is because neither party to the Scheme could be identified as an accounting acquirer in the transaction, and post the implementation there would be no change of economic substance or ownership in the Sibanye Gold Limited Group. The Sibanye Gold Limited shareholders have the same commercial and economic interest as they had prior to the implementation of the Scheme and no additional new ordinary shares of Sibanye Gold Limited were issued as part of the Scheme. The consolidated financial statements of Sibanye Stillwater Limited therefore will reflect that the arrangement is in substance a continuation of the existing Sibanye Gold Limited Group. Sibanye Gold Limited is the predecessor of Sibanye Stillwater Limited for financial reporting purposes and for future consolidated financial reporting periods, Sibanye Stillwater Limited's consolidated comparative information will be presented as if the reorganisation had occurred before the start of the earliest period presented.

The Scheme was implemented on 24 February 2020.

38.2   DRDGOLD increase in shareholding

On 10 January 2020, Sibanye-Stillwater announced that it has exercised its option to subscribe for 168,158,944 additional ordinary shares of DRDGOLD Limited (“DRDGOLD”) to attain a 50.1% shareholding in DRDGOLD. The option was exercised on 8 January 2020 in terms of the DRDGOLD option agreement between Sibanye-Stillwater and DRDGOLD, entered into on 22 November 2017 and accounted for as a transaction between shareholders. The subscription price for each Option Share was R6.46 per share, payable in cash, representing a 22.69% discount to the closing price of R8.35 per DRDGOLD share and a 10% discount to the 30-day volume weighted average traded price.

38.3   Section 189A consultations

On 16 January 2020, Sibanye-Stillwater advised that the consultation process with relevant stakeholders in terms of Section 189A (S189) of the Labour Relations Act, 66 of 1995 (LRA), regarding the proposed restructuring of its Marikana operation and associated services (previously Lonmin), has been concluded.

38.4   Palladium and Gold hedge agreements

On 17 January 2020, Stillwater Mining Company Limited (wholly owned subsidiary of Sibanye-Stillwater) concluded a palladium hedge agreement commencing on 28 February 2020, comprising the delivery of 240,000 ounces of palladium over two years (10,000 ounces per month) with a zero cost collar which establishes a minimum floor and a maximum cap of US$1,500 and US$3,400 per ounce, respectively.

On 9 March 2020, Sibanye-Stillwater concluded a gold hedge agreement commencing on 1 April 2020, comprising the delivery of 1,800 Kg of gold (150kg per month) with a zero cost collar which establishes a minimum floor and a maximum cap of R800,000 and R1,080,000 per kilogram, respectively.

38.5   BTT release agreement

On 24 January 2020, Western Platinum Proprietary Limited, Eastern Platinum Limited and Lonmin Limited (collectively the “Purchasers”), subsidiaries of Sibanye-Stillwater, entered into a Release and Cancellation Agreement (“the Release Agreement”) with RFW Lonmin Investments Limited (“the Seller”). The Release Agreement sets out the terms and conditions upon which the Purchasers have purchased the Seller’s entire interest in the Metals Purchase Agreement (“MPA”) for an amount of US$50 million to be settled in cash (“the Early Settlement”).

On 4 March 2020, it was announced that Sibanye-Stillwater advises that Western Platinum Proprietary Limited (“WPL”), Eastern Platinum Limited (“EPL”) and Lonmin Limited (UK) (“Lonmin”), have entered into a Release and Cancellation Agreement with RFW Lonmin Investments Limited regarding the early settlement, of a prior streaming agreement, on more favourable terms.

The transaction was implemented on 6 March 2020 at which date the liability was settled.

38.6   South Africa: Escalated measures to combat COVID-19 pandemic

On 23 March 2020, the President of the Republic of South Africa announced that the National Coronavirus Command Council has decided to enforce a nation-wide lockdown for 21 days with effect from midnight on 26 March 2020 following the outbreak of COVID-19 in South Africa. The lockdown required companies in South Africa like ours, whose operations are continuous, to institute care and maintenance protocols to avoid damage to our infrastructure and assets. During the initial lockdown period, there was no production from our SA Gold and SA PGM operations. In response to the COVID-19 pandemic and restrictions implemented in the USA, our US PGM operations have decreased the use of contractors, which affected the timing of capital projects and had a limited impact on normal production. On 9  April 2020 the South African President announced that the lockdown period is extended for an additional 14 days and on 16 April 2020 a notice was published by the South African government which amended certain regulations previously issued in terms of Section 27(2) of the Disaster Management Act, 2002. These amendments, amongst others, allowed for South African mining operations to be conducted at a reduced capacity of not more than 50% during the period of lockdown, and thereafter at increasing capacity as determined by directives to be issued by the Minister of Mineral Resources and Energy.

Refer to note 34.2 for further information regarding the impact of the COVID-19 pandemic on the operations and liquidity of the Group.

38.7   Anglo American Platinum Limited Force Majeure

On 6 March 2020, Anglo American Platinum Limited (Anglo Platinum) announced the temporary closure of a converter plant at its Rustenburg Platinum Mines (RPM) processing facilities that lead to Anglo Platinum declaring a Force Majeure (FM) for a period of approximately 80 days. The FM affects the toll agreement between Anglo Platinum and our Rustenburg operation, and the purchase of concentrate (PoC) agreement with our Kroondal and Platinum Mile operations. Following an assessment of spare PGM processing capacity at the Marikana operations and at the precious metal refinery at Brakpan (Marikana processing facilities), the agreements reached between Sibanye-Stillwater and Anglo Platinum at the different operations could be summarised as follows:

•Rustenburg operations - PGM concentrate from the Rustenburg operations will continue to be smelted by Anglo Platinum on the same terms as the existing toll arrangement for the smelter portion, but thereafter, the resultant matte will be further processed and refined at the Marikana processing facilities;

•Platinum Mile operations - PGM concentrate will be sold to and processed by the Marikana processing facilities for the duration of the FM period under the same terms as the pre-existing PoC agreement with Anglo Platinum. All benefits of the PoC agreement will accrue to Marikana; and

•Kroondal operations - Currently operate under a Pool and Share Agreement (PSA) with Anglo Platinum with 50% of the profits attributable to Sibanye-Stillwater shareholders and 50% of the profits attributable to Anglo Platinum shareholders. For the duration of the FM period, 50% of the concentrate produced from the Kroondal PSA attributable to both parties will now be sold to and processed by the Marikana processing facilities under the same terms as the pre-existing PoC agreement with Anglo Platinum. All benefits of the PoC agreement for the 50% concentrate treated by the Marikana processing facilities will accrue to Marikana. The remaining 50% of the concentrate produced from the Kroondal PSA will continue to be sold to Anglo Platinum on materially the same terms and conditions as the pre-existing PoC agreement (delays in payment terms have been agreed).

Furthermore, concentrate in respect of Platinum Mile and the Kroondal PSA delivered up to 9 March 2020 was sold to RPM in accordance with the pre-existing PoC agreements.

These agreements will largely offset the smelting and refining impact of the FM event on the Sibanye-Stillwater operations, but will result in delayed cash flows.